Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2016
Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2015 and 2016, and quantitative information about net credit loss for fiscal 2014, 2015 and 2016 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2015	March 31, 2016
Direct financing leases	¥1,216,454	¥1,190,136
Installment loans	2,478,054	2,592,233

Assets recorded on the balance sheet	3,694,508	3,782,369
Direct financing leases sold on securitization	894	706

Total assets managed together or sold on securitization	¥3,695,402	¥3,783,075

	Principal amount of receivables that are 90 days or more past-due and impaired loans
	Millions of yen
	March 31, 2015	March 31, 2016
Direct financing leases	¥15,373	¥12,556
Installment loans	107,669	81,771

Assets recorded on the balance sheet	123,042	94,327
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥123,042	¥94,327

	Credit loss
	Millions of yen
	2014	2015	2016
Direct financing leases	¥4,351	¥3,774	¥4,062
Installment loans	23,765	22,019	13,442

Assets recorded on the balance sheet	28,116	25,793	17,504
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥28,116	¥25,793	¥17,504